UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-02258
Investment Company Act File Number
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Income Fund of Boston

Eaton Vance
Income Fund of Boston
January 31, 2012 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $3,195,858,850 and the Fund owned 85.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 82.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 1.2%
Alliant Techsystems, Inc., 6.875%, 9/15/20	$2,335	$2,440,075
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(1)	2,925	3,042,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)	10,650	11,182,500
TransDigm, Inc., 7.75%, 12/15/18	24,600	27,060,000

		$43,724,575

Automotive & Auto Parts — 3.7%
Affinia Group, Inc., 9.00%, 11/30/14	$875	$883,750
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	6,600	7,293,000
Allison Transmission, Inc., 7.125%, 5/15/19(1)	3,715	3,756,794
Allison Transmission, Inc., 11.00%, 11/1/15(1)	1,289	1,367,951
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(1)	11,128	12,324,260
Chrysler Group, LLC, Sr. Notes, 8.25%, 6/15/21(1)	11,460	11,001,600
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(1)	3,805	3,824,025
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	8,340	9,103,735
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	7,155	7,843,769
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	16,305	19,346,844
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	4,565	5,604,382
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	4,785	6,005,175
General Motors Financial Co., Inc., 6.75%, 6/1/18(1)	4,760	4,974,200
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	3,097	3,406,700
Meritor, Inc., 8.125%, 9/15/15	7,040	6,820,000
Meritor, Inc., 10.625%, 3/15/18	4,290	4,322,175
Navistar International Corp., 8.25%, 11/1/21	6,637	7,201,145
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	6,796	7,560,550
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	9,217	9,816,105
UCI International, Inc., 8.625%, 2/15/19	3,855	3,917,644
Visteon Corp., 6.75%, 4/15/19	2,395	2,377,038

		$138,750,842

Banks and Thrifts — 0.9%
Ally Financial, Inc., 6.25%, 12/1/17	$13,360	$13,816,244
Ally Financial, Inc., 8.00%, 11/1/31	14,230	15,172,738
Bank of America N.A., 5.30%, 3/15/17	6,505	6,482,154

		$35,471,136

Broadcasting — 0.8%
AMC Networks, Inc., 7.75%, 7/15/21(1)	$3,920	$4,326,700
Crown Media Holdings, Inc., 10.50%, 7/15/19	3,385	3,621,950
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(1)	4,785	4,509,863
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(1)	15,340	17,564,300

		$30,022,813

Building Materials — 0.5%
Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$14,025	$15,111,937
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	3,155	3,415,288

		$18,527,225

Cable/Satellite TV — 3.8%
Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(1)	$1,440	$1,512,000
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	7,985	8,563,912
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	6,995	7,834,400
CCO Holdings, LLC/CCO Capital Corp., 6.50%, 4/30/21	1,490	1,557,050
CCO Holdings, LLC/CCO Capital Corp., 6.625%, 1/31/22	19,790	20,680,550
CCO Holdings, LLC/CCO Capital Corp., 7.00%, 1/15/19	1,510	1,611,925

	Principal
	Amount
Security	(000’s omitted)	Value
CCO Holdings, LLC/CCO Capital Corp., 7.25%, 10/30/17	$4,455	$4,822,538
CCO Holdings, LLC/CCO Capital Corp., 7.375%, 6/1/20	12,875	13,969,375
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	5,005	5,455,450
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	940	1,044,575
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	9,825	10,611,000
DISH DBS Corp., 6.75%, 6/1/21	18,475	20,230,125
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	11,240	11,647,450
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	2,810	3,062,900
Nara Cable Funding, Ltd., Sr. Notes, 8.875%, 12/1/18(1)	11,855	11,321,525
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	10,970	11,518,500
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	8,050	8,050,000

		$143,493,275

Capital Goods — 1.3%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,953,425
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	9,585	10,399,725
CNH Capital, LLC, 6.25%, 11/1/16(1)	7,295	7,842,125
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	4,035	4,418,325
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,753,437
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,620,625
Terex Corp., Sr. Notes, 10.875%, 6/1/16	11,975	13,591,625

		$48,579,287

Chemicals — 1.9%
Celanese US Holdings, LLC, 5.875%, 6/15/21	$3,350	$3,605,438
Celanese US Holdings, LLC, 6.625%, 10/15/18	2,745	2,978,325
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	10,514,812
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	6,735	8,098,837
Chemtura Corp., 7.875%, 9/1/18	6,300	6,678,000
Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 11/15/20	3,190	3,062,400
Koppers, Inc., 7.875%, 12/1/19	2,130	2,257,800
Kraton Polymers LLC, Sr. Notes, 6.75%, 3/1/19	2,355	2,343,225
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	5,747	6,321,838
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,132,500
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	1,976,400
Polypore International, Inc., 7.50%, 11/15/17	2,290	2,415,950
Solutia, Inc., 8.75%, 11/1/17	4,840	5,505,500
Taminco Global Chemical Corp., 9.75%, 3/31/20(1)	7,605	7,795,125
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	3,685	2,763,750

		$72,449,900

Consumer Products — 2.8%
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$6,630	$7,376,538
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	31,853	32,171,530
NBTY, Inc., 9.00%, 10/1/18	5,035	5,588,850
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,738,750
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	1,790	1,919,775
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(1)	17,910	19,613,241
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	18,086	19,849,121
Spectrum Brands Holdings, Inc., Sr. Notes, 9.50%, 6/15/18(1)	3,905	4,446,819

		$103,704,624

Containers — 1.3%
BWAY Holding Co., 10.00%, 6/15/18	$1,855	$2,031,225
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	13,555	14,198,862
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	8,085	8,529,675
Reynolds Group Holdings, Inc., Sr. Notes, 8.75%, 10/15/16(1)	7,230	7,736,100
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	2,775	2,775,000
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	2,435	2,489,788
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	9,925	11,215,250

		$48,975,900

	Principal
	Amount
Security	(000’s omitted)	Value
Diversified Financial Services — 3.8%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	$14,653	$15,165,789
Cantor Fitzgerald, L.P., 7.875%, 10/15/19(1)	5,410	5,512,211
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	9,040	9,243,400
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	18,340	18,385,850
E*Trade Financial Corp., Sr. Notes, 12.50%, 11/30/17	13,685	15,908,812
International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	12,395	12,456,975
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	7,200	7,069,673
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	16,365	17,510,550
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	17,525	19,038,529
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	5,350	5,871,625
International Lease Finance Corp., Sr. Notes, (MTN), 5.30%, 5/1/12	4,855	4,867,138
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	11,900	11,885,125

		$142,915,677

Diversified Media — 2.3%
Catalina Marketing Corp., 11.625%, 10/1/17(1)	$13,835	$13,327,712
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(1)	9,694	9,645,530
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	9,495	5,032,350
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	4,900	5,426,750
Lamar Media Corp., 5.875%, 2/1/22(1)	5,125	5,157,031
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,860	1,664,700
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	6,460	5,620,200
MDC Partners, Inc., 11.00%, 11/1/16	9,210	9,981,338
Nielsen Finance, LLC, 11.50%, 5/1/16	4,336	4,997,240
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	518	598,290
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	2,195	2,398,038
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	10,615	11,596,887
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18(1)	11,635	11,925,875

		$87,371,941

Energy — 9.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$10,050	$10,075,125
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	12,560	12,622,800
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	5,490	5,490,000
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	7,670	9,086,549
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	5,075	5,278,000
Basic Energy Services, Inc., 7.75%, 2/15/19	2,375	2,428,438
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	6,755	7,717,588
Bill Barrett Corp., 7.625%, 10/1/19	6,350	6,492,875
Bill Barrett Corp., 9.875%, 7/15/16	1,410	1,551,000
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	2,860	2,817,100
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	14,205	14,027,437
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	3,875	3,913,750
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	30,954	33,275,550
Concho Resources, Inc., 6.50%, 1/15/22	4,730	5,108,400
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	6,116,175
Continental Resources, Inc., 7.125%, 4/1/21	2,290	2,541,900
Continental Resources, Inc., 7.375%, 10/1/20	925	1,024,438
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	6,095,238
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	11,084,687
Frac Tech Services, LLC/Frac Tech Finance, Inc., 7.625%, 11/15/18(1)	12,215	13,070,050
Frontier Oil Corp., 6.875%, 11/15/18	1,825	1,879,750
GMX Resources, Inc., Sr. Notes, (PIK), 11.00%, 12/1/17(1)	1,873	1,470,923
Harvest Operations Corp., 6.875%, 10/1/17(1)	2,710	2,872,600
Holly Corp., 9.875%, 6/15/17	5,995	6,714,400
Kodiak Oil & Gas Corp., 8.125%, 12/1/19(1)	10,655	11,307,619
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,365	3,415,475
OGX Petroleo E Gas Participacoes SA, 8.50%, 6/1/18(1)	22,685	23,547,030
Oil States International, Inc., 6.50%, 6/1/19	11,980	12,788,650
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	4,080	4,008,600

	Principal
	Amount
Security	(000’s omitted)	Value
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	$7,795	$7,989,875
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,254,075
Precision Drilling Corp., 6.625%, 11/15/20	3,450	3,639,750
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21(1)	7,945	8,203,213
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	14,465	15,513,712
Range Resources Corp., 6.75%, 8/1/20	5,485	6,033,500
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,661,875
SESI, LLC, 6.375%, 5/1/19	11,995	12,504,787
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,161,500
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	10,645,062
Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22(1)	2,590	2,632,088
Venoco, Inc., 11.50%, 10/1/17	1,870	1,916,750
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	13,000	11,245,000
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17(1)	5,865	5,894,325
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22(1)	12,220	12,235,275

		$335,352,934

Entertainment/Film — 0.8%
AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$6,845	$7,255,700
Cinemark USA, Inc., 7.375%, 6/15/21	2,395	2,532,713
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	2,875	3,155,313
National CineMedia, LLC, Sr. Notes, 7.875%, 7/15/21	3,450	3,480,187
Regal Cinemas Corp., 8.625%, 7/15/19	2,660	2,932,650
Regal Entertainment Group, 9.125%, 8/15/18	10,655	11,720,500

		$31,077,063

Environmental — 0.3%
Casella Waste Systems, Inc., 7.75%, 2/15/19	$3,315	$3,331,575
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	2,350	2,573,250
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16	3,555	3,786,075

		$9,690,900

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, (PIK), 15.00%, 5/15/17(1)	$6,947	$5,337,803
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	17,825	16,844,625
Michael Foods, Inc., 9.75%, 7/15/18	9,060	9,852,750
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	2,050	2,178,125
Post Holdings, Inc., Sr. Notes, 7.375%, 2/15/22(1)	11,730	12,169,875

		$46,383,178

Gaming — 5.3%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(2)	$11,355	$3,974,250
CCM Merger, Inc., 8.00%, 8/1/13(1)	2,925	2,851,875
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	3,725	3,231,438
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	25,140	16,466,700
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	5,840	4,964,000
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	2,280	1,772,700
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	8,315	9,052,956
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18	14,940	12,773,700
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	1,687	1,670,130
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(1)	4,373	2,665,161
Mandalay Resort Group, 7.625%, 7/15/13	2,965	3,024,300
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	7,841,100
MGM Resorts International, 5.875%, 2/27/14	8,825	8,825,000
MGM Resorts International, 6.75%, 9/1/12	2,430	2,475,563
MGM Resorts International, 6.75%, 4/1/13	27,890	28,587,250
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	2,250	2,548,125
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	4,625	5,295,625
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	4,790	5,472,575
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	5,150,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	4,819,500

	Principal
	Amount
Security	(000’s omitted)	Value
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	$15,085	$12,407,412
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(1)	5,385	5,088,825
Peninsula Gaming, LLC, 8.375%, 8/15/15	4,165	4,446,137
Peninsula Gaming, LLC, 10.75%, 8/15/17	11,540	12,492,050
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	2,590	2,674,175
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	9,455	9,218,625
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(3)	8,562	4,935,405
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	13,885	15,759,475

		$200,484,302

Health Care — 7.4%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$11,860	$12,067,550
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	6,345	6,630,525
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,974,700
AMGH Merger Sub, Inc., 9.25%, 11/1/18(1)	10,230	10,843,800
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	11,730	12,345,825
Biomet, Inc., 11.625%, 10/15/17	4,735	5,172,988
Biomet, Inc., (PIK), 10.375%, 10/15/17	8,570	9,341,300
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	19,765	19,394,406
Emergency Medical Services Corp., 8.125%, 6/1/19	12,775	13,094,375
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	4,610	5,024,900
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	11,910	13,041,450
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	3,825	4,231,406
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,558,281
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,447,875
Fresenius US Finance II, Inc. 9.00%, 7/15/15(1)	3,685	4,173,263
HCA Holdings, Inc., Sr. Notes, 7.75%, 5/15/21	2,820	2,968,050
HCA, Inc., 7.50%, 2/15/22	12,470	13,374,075
HCA, Inc., Sr. Notes, 6.25%, 2/15/13	4,500	4,646,250
HCA, Inc., Sr. Notes, 6.50%, 2/15/20	10,650	11,315,625
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	6,315	6,938,606
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Sr. Notes, 9.50%, 12/1/19(1)	18,340	19,921,825
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	7,300	7,464,250
Multiplan, Inc., 9.875%, 9/1/18(1)	12,245	13,408,275
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	3,600	2,970,000
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	6,350	6,635,750
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	6,490	6,895,625
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19	9,675	10,497,375
Rotech Healthcare, Inc., 10.50%, 3/15/18	6,640	5,245,600
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	4,090	3,885,500
Stewart Enterprises, Inc., 6.50%, 4/15/19	1,900	1,957,000
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,491,900
Teleflex, Inc., 6.875%, 6/1/19	1,925	2,069,375
VWR Funding, Inc., (PIK), 10.25%, 7/15/15	1,000	1,041,250
Warner Chilcott Co., LLC, 7.75%, 9/15/18	14,275	15,167,187

		$276,236,162

Homebuilders/Real Estate — 1.0%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$8,930	$9,354,175
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	22,945	26,616,200

		$35,970,375

Insurance — 0.3%
Alliant Holdings I, Inc., 11.00%, 5/1/15(1)	$5,665	$5,941,169
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(1)	4,265	4,366,294
USI Holdings Corp., 4.332%, 11/15/14(1)(4)	2,135	1,974,875

		$12,282,338

	Principal
	Amount
Security	(000’s omitted)	Value
Leisure — 1.3%
NCL Corp, Ltd., Sr. Notes, 9.50%, 11/15/18	$2,720	$2,958,000
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	12,095	14,151,150
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,361,175
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,835,300
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,376,187
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,763,150
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	1,975	2,374,938
Seven Seas Cruises, S. DE R.L., LLC, 9.125%, 5/15/19(1)	8,295	8,523,112
Vail Resorts, Inc., 6.50%, 5/1/19	2,420	2,504,700

		$47,847,712

Metals/Mining — 3.8%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	$2,660	$2,912,700
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	8,495	8,856,038
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	10,620	11,655,450
Consol Energy, Inc., 8.00%, 4/1/17	5,395	5,853,575
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	22,750	23,603,125
FMG Resources PTY, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	19,470	20,978,925
Novelis, Inc., 8.375%, 12/15/17	4,800	5,292,000
Novelis, Inc., 8.75%, 12/15/20	9,225	10,355,062
Peabody Energy Corp., 6.00%, 11/15/18(1)	17,105	17,703,675
Peabody Energy Corp., 6.25%, 11/15/21(1)	14,665	15,178,275
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	13,250	15,171,250
SunCoke Energy, Inc., 7.625%, 8/1/19	4,840	4,912,600

		$142,472,675

Paper — 1.5%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$1,805	$1,940,375
Boise Paper Holdings, LLC, 9.00%, 11/1/17	7,295	7,988,025
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,502,400
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	4,830	5,077,537
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(1)	22,110	20,341,200
Verso Paper Holdings, LLC/Verso Paper, Inc., 4.179%, 8/1/14(4)	975	653,250
Verso Paper Holdings, LLC/Verso Paper, Inc., 8.75%, 2/1/19	7,065	3,956,400
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	16,470	6,752,700

		$57,211,887

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$2,635	$2,858,975

		$2,858,975

Restaurants — 0.4%
NPC International, Inc., 10.50%, 1/15/20(1)	$15,485	$16,065,688

		$16,065,688

Services — 5.7%
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(1)	$3,530	$3,644,725
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	10,565	11,595,087
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	9,780	10,709,100
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	38,750	39,282,812
Hertz Corp., 7.50%, 10/15/18	75	80,625
Laureate Education, Inc., 10.00%, 8/15/15(1)	26,656	27,522,320
Laureate Education, Inc., 11.75%, 8/15/17(1)	17,364	18,622,890
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(1)	41,974	43,758,283
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	4,495	4,966,975
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	1,195	1,239,813
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 9.50%, 12/1/14	2,095	2,168,325
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.00%, 7/15/17(1)	12,705	14,801,325
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	2,750	2,021,250
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	12,910	15,298,350

	Principal
	Amount
Security	(000’s omitted)	Value
United Rentals North America, Inc., 10.875%, 6/15/16	$15,075	$17,336,250

		$213,048,130

Steel — 0.1%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$4,845	$4,990,350
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)(3)	8,245	825

		$4,991,175

Super Retail — 4.5%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$10,625	$10,611,719
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	26,500	29,282,500
Limited Brands, Inc., 6.625%, 4/1/21	26,680	29,481,400
Limited Brands, Inc., 8.50%, 6/15/19	12,810	15,195,863
Michaels Stores, Inc., 7.75%, 11/1/18	2,215	2,322,981
Michaels Stores, Inc., 11.375%, 11/1/16	4,553	4,848,490
Pantry, Inc., 7.75%, 2/15/14	5,620	5,648,100
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(1)	13,955	15,210,950
Sally Holdings, LLC/Sally Capital, Inc., 6.875%, 11/15/19(1)	215	231,125
Toys “R” Us, 10.75%, 7/15/17	20,515	22,925,512
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(1)	5,980	6,099,600
Toys “R” Us, Sr. Notes, 7.875%, 4/15/13	24,645	25,384,350

		$167,242,590

Technology — 3.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$3,260	$3,537,100
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	3,125	3,390,625
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(1)	3,825	3,748,500
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	11,345	10,919,563
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15(1)	1	492
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	19,309	18,584,690
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	2,215	2,336,825
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795	3,088,475
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	4,540	4,744,300
Seagate HDD Cayman, 7.00%, 11/1/21(1)	11,895	12,787,125
Sophia, LP/Sophia Finance, Inc., 9.75%, 1/15/19(1)	5,250	5,486,250
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	18,560	20,601,600
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	25,755	27,525,656

		$116,751,201

Telecommunications — 7.9%
American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$8,035	$8,163,833
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	19,180	20,255,403
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	11,140	11,808,400
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	8,325	9,428,062
EH Holding Corp., Sr. Notes, 6.50%, 6/15/19(1)	13,025	13,627,406
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	4,815	5,236,313
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	2,400	2,424,000
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	8,675	9,217,187
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	3,268	3,439,570
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	4,954	4,991,028
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17(1)	14,257	14,363,991
Nextel Communications, Inc., 5.95%, 3/15/14	15,285	15,208,575
Nextel Communications, Inc., 7.375%, 8/1/15	12,380	12,039,550
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	43,820	44,039,100
NII Capital Corp., 8.875%, 12/15/19	10,395	11,252,587
SBA Telecommunications, Inc., 8.00%, 8/15/16	4,075	4,431,563
SBA Telecommunications, Inc., 8.25%, 8/15/19	2,725	2,983,875
Sprint Nextel Corp., Sr. Notes, 6.00%, 12/1/16	6,315	5,604,563
Sprint Nextel Corp., 9.00%, 11/15/18(1)	25,325	27,351,000
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	11,660	12,534,500
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	14,311,450

	Principal
	Amount
Security	(000’s omitted)	Value
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(1)	$30,310	$23,628,586
Windstream Corp., 7.50%, 6/1/22(1)	6,715	7,067,538
Windstream Corp., 7.75%, 10/1/21	8,500	9,222,500
Windstream Corp., 8.125%, 9/1/18	2,565	2,808,675

		$295,439,255

Textiles/Apparel — 0.9%
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$10,607	$11,680,959
Perry Ellis International, Inc., 7.875%, 4/1/19	6,515	6,490,569
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	12,090	13,801,097

		$31,972,625

Transportation Ex Air/Rail — 0.4%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$7,720	$7,536,650
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	6,960	7,377,600
CMA CGM SA, 8.50%, 4/15/17(1)	2,220	1,010,100

		$15,924,350

Utilities — 2.9%
AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$4,765	$5,289,150
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	11,965	12,952,112
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	23,420	25,059,400
Dolphin Subsidiary II, Inc., Sr. Notes, 6.50%, 10/15/16(1)	7,335	7,848,450
Dolphin Subsidiary II, Inc., Sr. Notes, 7.25%, 10/15/21(1)	14,880	16,591,200
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	12,200	10,736,000
NRG Energy, Inc., 7.875%, 5/15/21(1)	7,300	6,971,500
NRG Energy, Inc., 8.25%, 9/1/20	11,225	11,112,750
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	788,925
TXU Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	12,585	9,564,600

		$106,914,087

Total Corporate Bonds & Notes (identified cost $2,986,909,074)		$3,080,204,797

Senior Floating-Rate Interests — 4.8%(5)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Chrysler Group, LLC, Term Loan, 6.00%, Maturing 5/24/17	$6,119	$6,005,554

		$6,005,554

Building Materials — 0.4%
Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$10,067	$9,655,474
Panolam Industries International, Inc., Term Loan-Second Lien, 10.00%, Maturing 6/30/14	4,223	3,862,528

		$13,518,002

Consumer Products — 0.7%
Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$13,331	$13,339,582
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	13,070	13,061,664

		$26,401,246

Diversified Financial Services — 0.2%
Asurion Corp., Term Loan-Second Lien, 9.00%, Maturing 5/24/19	$7,800	$7,852,260

		$7,852,260

Energy — 0.8%
Samson Investment Co., Term Loan, 8.00%, Maturing 12/21/12	$30,500	$30,500,000

		$30,500,000

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Food/Beverage/Tobacco — 0.4%
Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$11,841	$11,588,889
U.S. Foodservice, Inc., Term Loan, 2.78%, Maturing 7/3/14	1,974	1,883,227

		$13,472,116

Gaming — 0.3%
Caesars Entertainment Operating Co., Term Loan, Maturing 1/28/15(6)	$4,845	$4,380,398
Caesars Entertainment Operating Co., Term Loan, Maturing 1/28/15(6)	1,900	1,714,191
Cannery Casino Resorts, LLC, Term Loan-Second Lien, 4.52%, Maturing 5/16/14	3,220	2,930,200
CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	3,936	3,933,457

		$12,958,246

Health Care — 0.3%
Aptalis Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$10,190	$10,074,924

		$10,074,924

Insurance — 0.1%
HUB International Holdings, Inc., Term Loan, 6.75%, Maturing 6/13/14	$4,863	$4,887,255

		$4,887,255

Restaurants — 0.2%
NPC International, Inc., Term Loan, 6.75%, Maturing 12/28/18	$6,000	$6,052,500

		$6,052,500

Services — 0.3%
Brickman Group Holdings, Inc., Term Loan, 7.25%, Maturing 10/14/16	$2,970	$2,994,131
Education Management, LLC, Term Loan, 4.63%, Maturing 6/1/16	7,874	7,381,847

		$10,375,978

Super Retail — 0.3%
Academy, Ltd., Term Loan, 6.00%, Maturing 8/3/18	$6,850	$6,873,550
Burlington Coat Factory Warehouse Corp., Term Loan, 6.25%, Maturing 2/23/17	4,968	4,972,528

		$11,846,078

Technology — 0.1%
First Data Corp., Term Loan, 3.03%, Maturing 9/24/14	$5,632	$5,346,461

		$5,346,461

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.55%, Maturing 8/31/16	$1,774	$1,658,854
CEVA Group PLC, Term Loan, 5.55%, Maturing 8/31/16	3,890	3,636,863
CEVA Group PLC, Term Loan, 5.58%, Maturing 8/31/16	1,991	1,861,505

		$7,157,222

Utilities — 0.3%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.80%, Maturing 10/10/14	$16,810	$11,539,878

		$11,539,878

Total Senior Floating-Rate Interests (identified cost $181,499,737)		$177,987,720

Convertible Bonds — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive & Auto Parts — 0.3%
Ford Motor Co., 4.25%, 11/15/16	$7,820	$12,443,575

		$12,443,575

Total Convertible Bonds (identified cost $13,515,887)		$12,443,575

Common Stocks — 0.6%

Security	Shares	Value
Building Materials — 0.2%
Panolam Holdings Co.(3)(7)(8)	6,997	$5,975,718

		$5,975,718

Consumer Products — 0.0%(9)
HF Holdings, Inc.(3)(7)(8)	3,400	$16,558

		$16,558

Energy — 0.0%(9)
SemGroup Corp.(8)	26,457	$700,317

		$700,317

Gaming — 0.0%(9)
Greektown Superholdings, Inc.(8)	1,365	$81,217

		$81,217

Steel — 0.3%
RathGibson Acquisition Co., LLC(3)(7)(8)	367,800	$11,365,020

		$11,365,020

Super Retail — 0.1%
GNC Holdings, Inc., Class A(8)	181,851	$5,002,721

		$5,002,721

Total Common Stocks (identified cost $7,886,925)		$23,141,551

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Automotive & Auto Parts — 0.1%
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	$2,298,000

		$2,298,000

Energy — 0.2%
Chesapeake Energy Corp., 4.50%	80,133	$7,218,381
Chesapeake Energy Corp., 5.00%	9,586	757,006

		$7,975,387

Total Convertible Preferred Stocks (identified cost $11,493,164)		$10,273,387

Preferred Stocks — 0.3%

Security	Shares	Value
Banks and Thrifts — 0.3%
GMAC Capital Trust I, 8.125%	452,465	$10,040,199

		$10,040,199

Total Preferred Stocks (identified cost $11,410,043)		$10,040,199

Miscellaneous — 0.0%(9)

Security	Shares	Value
Cable/Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(8)	10,260,000	$76,950
Adelphia, Inc., Escrow Certificate(8)	5,085,000	38,138
Adelphia Recovery Trust(8)	14,818,854	88,913

		$204,001

Gaming — 0.0%(9)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(8)	8,520	$46,860

		$46,860

Health Care — 0.0%(9)
US Oncology, Inc., Escrow Certificate(8)	4,050,000	$60,750

		$60,750

Services — 0.0%(9)
NCS Acquisition Corp., Escrow Certificate(3)(8)	2,950,000	$203,402

		$203,402

Total Miscellaneous (identified cost $13,913,678)		$515,013

Warrants — 0.0%(9)

Security	Shares	Value
Energy — 0.0%(9)
SemGroup Corp., Expires 11/30/14(8)	27,849	$165,005

		$165,005

Food/Beverage/Tobacco — 0.0%(9)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(8)	5,575	$585,375

		$585,375

Gaming — 0.0%(9)
Peninsula Gaming, LLC, Convertible Preferred Membership Interests(3)(7)(8)	6,338	$576,867

		$576,867

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(3)(7)(8)	33,105	$0

		$0

Total Warrants (identified cost $278)		$1,327,247

Short-Term Investments — 10.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(10)	$399,409	$399,408,666

Total Short-Term Investments (identified cost $399,408,666)		$399,408,666

Total Investments — 99.2% (identified cost $3,626,037,452)		$3,715,342,155

Other Assets, Less Liabilities — 0.8%		$30,601,221

Net Assets — 100.0%		$3,745,943,376

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

PIK	-	Payment In Kind

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $1,208,505,340 or 32.3% of the Portfolio’s net assets.

(2)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(5)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(6)		This Senior Loan will settle after January 31, 2012, at which time the interest rate will be determined.

(7)		Restricted security.

(8)		Non-income producing security.

(9)		Amount is less than 0.05%.

(10)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $49,921.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,641,944,990

Gross unrealized appreciation	$178,421,120
Gross unrealized depreciation	(105,023,955)

Net unrealized appreciation	$73,397,165

Restricted Securities

At January 31, 2012, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100		$46,860
HF Holdings, Inc.	10/27/09	3,400	182,613		16,558
Panolam Holdings Co.	12/30/09	6,997	3,844,852		5,975,718
Peninsula Gaming, LLC, Convertible Preferred Membership Interests	7/8/99	6,338	0	(1)	576,867
RathGibson Acquisition Co., LLC	6/14/10	367,800	1,951,930		11,365,020
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0		0

Total Restricted Securities			$6,128,495		$17,981,023

(1) Less than $0.50.

A summary of open financial instruments at January 31, 2012 is as follows:

Credit Default Swaps — Sell Protection

								Upfront
			Notional	Receive				Payments
	Reference	Credit	Amount**	Annual		Termination	Market	Received	Net Unrealized
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	(Paid)	Appreciation
Bank of America N.A.	Amkor Technology, Inc.	Ba3/BB	$3,850	5.00	%(1)	6/20/15	$168,308	$115,719	$284,027
Bank of America N.A.	Ford Motor Co.	Ba2/BB+	5,000	5.00	(1)	3/20/17	433,953	(158,587)	275,366
Credit Suisse International	Ford Motor Co.	Ba2/BB+	4,000	5.00	(1)	12/20/16	349,052	(7,880)	341,172
Deutsche Bank	Ford Motor Co.	Ba2/BB+	3,900	5.00	(1)	9/20/16	342,219	(159,254)	182,965
Deutsche Bank	Ford Motor Co.	Ba2/BB+	3,900	5.00	(1)	9/20/16	342,219	(285,016)	57,203
Deutsche Bank	Ford Motor Co.	Ba2/BB+	7,900	5.00	(1)	12/20/16	689,378	(390,643)	298,735
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	3,900	5.00	(1)	9/20/16	342,219	(184,440)	157,779
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	7,900	5.00	(1)	12/20/16	689,378	(289,384)	399,994

							$3,356,726	$(1,359,485)	$1,997,241

Credit Default Swaps — Buy Protection

			Notional	Pay				Upfront
	Reference		Amount	Annual		Termination	Market	Payments	Net Unrealized
Counterparty	Entity		(000’s omitted)	Fixed Rate		Date	Value	Paid	Appreciation
Bank of America N.A.	Gap, Inc. (The	)	$5,000	1.00	%(1)	3/20/17	$401,865	$(394,495)	$7,370

							$401,865	$(394,495)	$7,370

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $40,350,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $3,758,591.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$3,075,268,567	$4,936,230	$3,080,204,797
Senior Floating-Rate Interests	—	177,987,720	—	177,987,720
Convertible Bonds	—	12,443,575	—	12,443,575
Common Stocks	5,703,038	81,217	17,357,296	23,141,551
Convertible Preferred Stocks	10,273,387	—	—	10,273,387
Preferred Stocks	10,040,199	—	—	10,040,199
Miscellaneous	—	311,611	203,402	515,013
Warrants	—	750,380	576,867	1,327,247
Short-Term Investments	—	399,408,666	—	399,408,666

Total Investments	$26,016,624	$3,666,251,736	$23,073,795	$3,715,342,155

Credit Default Swaps	$—	$3,758,591	$—	$3,758,591

Total	$26,016,624	$3,670,010,327	$23,073,795	$3,719,100,746

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments in
	Bonds & Notes	Common Stocks	Miscellaneous	Warrants	Total
Balance as of October 31, 2011	$4,936,230	$17,358,339	$203,402	$576,867	$23,074,838
Realized gains (losses)	—	(3,993)	—	—	(3,993)
Change in net unrealized appreciation (depreciation)	7,674	4,137	—	—	11,811
Cost of purchases(1)	—	—	—	—	—
Proceeds from sales(1)	—	(1,187)	—	—	(1,187)
Accrued discount (premium)	(7,674)	—	—	—	(7,674)
Transfers to Level 3*	—	—	—	—	—
Transfers from Level 3*	—	—	—	—	—

Balance as of January 31, 2012	$4,936,230	$17,357,296	$203,402	$576,867	$23,073,795

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012	$7,674	$—	$—	$—	$7,674

*	Transfers are reflected at the value of the securities at the beginning of the period.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 26, 2012